SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Leases
2022	$ 371,025	$ 330,737
2023	439,110	256,267
2024	172,690	172,690
2025	112,923	112,923
2026	113,736	113,736
Thereafter	268,197	268,196
Total undiscounted operating lease payments	1,477,681	1,254,549
Less: Imputed interest	(172,402)	(173,214)
Present value of operating lease liabilities	1,305,279	1,081,335
Less: Imputed interest	$ 172,402	$ 173,214